10-Q AVAILABLE-FOR-SALE SECURITIES, AT FAIR VALUE (Details) - USD ($)		1 Months Ended			12 Months Ended
	Jan. 07, 2022	Oct. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024	Oct. 03, 2023
Investments, Debt and Equity Securities [Abstract]
Purchase of convertible promissory note	$ 250,000	$ 500,000	$ 250,000	$ 250,000	$ 0	$ 750,000	$ 250,000
Interest rate per annum		8.00%		6.00%					8.00%
Equity financing threshold		$ 5,000,000		$ 1,000,000
Available-for-sale securities, at fair value					1,105,935	1,000,000		$ 1,145,630
Accrued interest on available-for-sale securities					$ 105,935	$ 0		$ 145,630